Fees Summary	Sep. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,384,000
Previously Paid Amount	0
Total Fee Amount	5,813.08
Total Offset Amount	0
Net Fee	$ 5,813.08